Loans (Schedule of Movement in Liabilities Deriving from Financing Activities) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2020	€ 280,893
Changes from financing cash flows
Proceeds from issue of debentures	71,398
Repayment of Debentures	(30,730)	$ (34,780)	€ (26,923)	€ (9,836)
Receipt of loans	32,947
Repayment of loans	(27,587)
Accrued interest	2,598
Borrowings Transaction Costs	10,545
Cash Flows From Used In Financing Activities 1	340,064
Effect of changes in foreign exchange rates	16,130
Balance as at December 31, 2020	356,194		280,893
Loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2020	198,169
Changes from financing cash flows
Proceeds from issue of debentures	0
Repayment of Debentures	0
Receipt of loans	32,947
Repayment of loans	(27,587)
Accrued interest	2,598
Borrowings Transaction Costs	9,978
Cash Flows From Used In Financing Activities 1	216,105
Effect of changes in foreign exchange rates	2,790
Balance as at December 31, 2020	218,895		198,169
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1, 2020	82,724
Changes from financing cash flows
Proceeds from issue of debentures	71,398
Repayment of Debentures	(30,730)
Receipt of loans	0
Repayment of loans	0
Accrued interest	0
Borrowings Transaction Costs	567
Cash Flows From Used In Financing Activities 1	123,959
Effect of changes in foreign exchange rates	13,340
Balance as at December 31, 2020	€ 137,299		€ 82,724